UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number: ______________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
Address:      600 Montgomery Street
              San Francisco, California 94111

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 781-0866

Signature, Place, and Date of Signing:
/s/  Courtney Tozzi        San Francisco, California              August 9, 2000
    [Signature]                  [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                -----------
Form 13F Information Table Entry Total:             14
                                                -----------

Form 13F Information Table Value Total:          $634,202
                                                -----------
                                                (thousands)

List of Other Included Managers:

None

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

            Form 13F INFORMATION TABLE - Cambridge Investments, Ltd.
                            (quarter ending 6/30/00)

------------------------------------------------------------------------------------------------------------------------------------
    COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
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                                                             SHRS OR
NAME OF ISSUER             TITLE OF             VALUE        PRN         SH/    PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
                           CLASS     CUSIP      (x$1000)     AMOUNT      PRN    CALL  DISCRETION  MANAGERS  SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BJ SVCS CO                 COMMON    055482103      59,432       950,908              SOLE                    950,908
COOPER CAMERON CORP        COMMON    216640102      23,513       356,265              SOLE                    356,265
ENSCO INTL INC             COMMON    26874Q100      92,699     2,588,445              SOLE                  2,588,445
R&B FALCON CORP            COMMON    74912E101      69,171     2,935,660              SOLE                  2,935,660
GLOBAL MARINE INC          COMMON    379352404      20,244       718,200              SOLE                    718,200
HALLIBURTON CO             COMMON    406216101      55,015     1,165,891              SOLE                  1,165,891
PHILIP MORRIS COS INC      COMMON    718154107         231         8,700              SOLE                      8,700
NABORS INDS INC            COMMON    629568106     100,780     2,424,786              SOLE                  2,424,786
NOBLE DRILLING CORP        COMMON    655042109      44,108     1,070,901              SOLE                  1,070,901
ROWAN COS INC              COMMON    779382100      39,051     1,285,630              SOLE                  1,285,630
TRANSOCEAN SEDCO FOREX INC ORD       G90078109      37,644       704,457              SOLE                    704,457
SANTA FE INTL CORP         ORD       G7805C108      35,267     1,009,428              SOLE                  1,009,428
SMITH INTL INC             COMMON    832110100      21,615       296,854              SOLE                    296,854
SCHLUMBERGER LTD           COMMON    806857108      35,432       474,806              SOLE                    474,806